RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.RELATED PARTY TRANSACTIONS

	December 31, 2021	December 31, 2020
	$	$
Key management personnel of the Company
Employee benefit expenses	1,158	1,238
Share-based payments	3,435	398

Directors of the Company
Board fees	643	91
Share-based payments	2,333	305

In addition to transactions with Pallinghurst disclosed elsewhere in the financial statements and in accordance with IAS 24 Related Party Disclosures, key management personnel have authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

As at December 31, 2021, Pallinghurst owns 20,94% of the Company’s issued and outstanding common shares and has significant influence over the Company (2020 – 19.18%).

In 2021, the Company issued 297,106 shares in repayment of accrued interests of $2,697 on the convertible bond due to Pallinghurst.

Pallinghurst purchased 237,932 common shares as part of the financing closed on January 20,2021, 79,311 common shares as part of the financing closed on February 12,2021 and 66,666 common shares as part of the financing closed on June 23, 2021 (see note 15.1).

In October 2021, the Company issued 7,500,000 common shares following the conversion of all outstanding convertible bond held by Pallinghurst group, a related party. In addition, and pursuant to the terms of the convertible bond, the Company has elected to settle the accrued and unpaid interest of $1,900 by issuing an additional 220,471 common shares at $8.62 per share.

Investissement Québec, acting as mandatory for the Government of Quebec, purchased 317,241 common shares as part of the financing closed on February 12, 2021 and purchased all of the 1,978,750 common shares issued as part of the financing closed on July 23, 2021.

Severance

The Company has commitments under certain management contracts with key executives. Minimum commitments under these contracts are approximately $1,554. These contracts require additional minimum payments of approximately $3,139 to be made upon the occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.